Stock-based compensation (PSU Table) (Details 3) - Share Units Plan [Member] CAD / shares in Units, shares in Thousands	12 Months Ended
Dec. 31, 2015 CAD CAD / shares shares
Equity settled awards | PSUs-ROIC
Roll forward of the activity of performance share units outstanding
Outstanding units at beginning of period	900
Units granted during the period (in shares)	400
Units settled during the period (in shares)	0
Outstanding units at end of period	1,300
Weighted-average grant date fair value outstanding units beginning of period | CAD / shares	CAD 71.05
Weighted-average grant date fair value of units granted in period | CAD / shares	50.87
Weighted-average grant date fair value outstanding units end of period | CAD / shares	CAD 64.36
Roll forward of the activity of performance share units nonvested
Nonvested at beginning of the period (in shares)	900
Units granted during the period PSUs (in shares)	400
Vested during the year (in shares)	500
Nonvested at end of the period (in shares)	800
Weighted-average grant date fair value of nonvested awards beginning of period | CAD / shares	CAD 71.05
Weighted-average grant date fair value of units granted in period | CAD / shares	50.87
Weighted-average grant date fair value of units vested during the period | CAD / shares	75.15
Weighted-average grant date fair value of nonvested awards end of period | CAD / shares	CAD 58.83
Additional disclosures relating to stock-based compensation awards
The grant date fair value of equity settled awards | CAD	CAD 22,000,000
Valuation method used in calculating the fair value of performance share units	Lattice-based valuation model
Unrecognized compensation cost | CAD	CAD 20,000,000
Weighted-average period of recognition for unrecognized compensation costs	1 year 7 months
Equity settled awards | PSUs-TSR
Roll forward of the activity of performance share units outstanding
Outstanding units at beginning of period	0
Units granted during the period (in shares)	100
Units settled during the period (in shares)	0
Outstanding units at end of period	100
Weighted-average grant date fair value of units granted in period | CAD / shares	CAD 114.86
Weighted-average grant date fair value outstanding units end of period | CAD / shares	CAD 114.86
Roll forward of the activity of performance share units nonvested
Nonvested at beginning of the period (in shares)	0
Units granted during the period PSUs (in shares)	100
Vested during the year (in shares)	0
Nonvested at end of the period (in shares)	100
Weighted-average grant date fair value of units granted in period | CAD / shares	CAD 114.86
Weighted-average grant date fair value of nonvested awards end of period | CAD / shares	CAD 114.86
Additional disclosures relating to stock-based compensation awards
The grant date fair value of equity settled awards | CAD	CAD 16,000,000
Valuation method used in calculating the fair value of performance share units	Monte Carlo simulation model
Unrecognized compensation cost | CAD	CAD 7,000,000
Weighted-average period of recognition for unrecognized compensation costs	1 year 10 months
Cash settled awards | PSUs-ROIC
Roll forward of the activity of performance share units outstanding
Outstanding units at beginning of period	1,600
Units granted during the period (in shares)	0
Units settled during the period (in shares)	(900)
Outstanding units at end of period	700
Roll forward of the activity of performance share units nonvested
Nonvested at beginning of the period (in shares)	700
Units granted during the period PSUs (in shares)	0
Vested during the year (in shares)	300
Nonvested at end of the period (in shares)	400
Additional disclosures relating to stock-based compensation awards
Valuation method used in calculating the fair value of performance share units	Lattice-based valuation model
Unrecognized compensation cost | CAD	CAD 8,000,000
Weighted-average period of recognition for unrecognized compensation costs	1 year